Retained Earnings (Tables)	6 Months Ended
Jun. 30, 2018
Retained Earnings Note Disclosure [Abstract]
Schedule of appropriated and unappropriated retained earnings [Table Text Block]

(1)	Details of retained earnings are as follows (Unit: Korean Won in millions):

		June 30, 2018	December 31, 2017
Legal reserve	Earned surplus reserve	1,857,754	1,729,754
	Other legal reserve	46,384	45,668

	Subtotal	1,904,138	1,775,422

Voluntary reserve	Business rationalization reserve	8,000	8,000
	Reserve for financial structure improvement	235,400	235,400
	Additional reserve	7,759,804	7,418,806
	Regulatory reserve for credit loss	2,578,457	2,438,191
	Revaluation reserve	715,860	751,964
	Other voluntary reserve	—	11,700

	Subtotal	11,297,521	10,864,061

Conversion of loss on disposal of equity securities at FVTOCI to retained earnings		(424)	—
Derecognition of the credit risk on financial liabilities designated at FVTPL		5	—
Retained earnings before appropriation		3,272,213	2,980,523

Total		16,473,453	15,620,006

Changes in retained earnings [Table Text Block]

(2)	Changes in retained earnings are as follows (Unit: Korean Won in millions):

	For the six months ended June 30
	2018 (*)	2017
Beginning balance	15,797,097	14,611,566
Net attributable to owners	1,305,878	1,098,361
Dividends on common stock	(336,636)	(269,308)
Dividends on hybrid securities	(75,603)	(90,823)
Loss on disposal of equity securities at FVTOCI	(424)	—
Derecognition of the credit risk on financial liabilities designated at FVTPL	5	—
Capital adjustments due to appropriation of retained earnings	(216,864)	—

Ending balance	16,473,453	15,349,796

(*)	The beginning balance as of 2018 was restated in accordance with IFRS 9.